Share Capital and Additional Paid in Capital Authorized	12 Months Ended
Dec. 31, 2023
Share Capital And Additional Paid In Capital Authorized [Abstract]
Share Capital and Additional Paid in Capital Authorized

13. SHARE CAPITAL AND ADDITIONAL PAID-IN CAPITAL AUTHORIZED

The Company has authorized share capital of 200,000,000 shares of common stock, par value $0.001 per share.

On July 12, 2021 the Company completed a share capital reorganization creating a new class of shares, Class B non-voting shares. As of December 31, 2022, the Company had 32,668,320 common shares, 5,537,313 Class A common shares, and 15,234,849 Class B non-voting shares outstanding. As of December 31, 2023, the Company had 40,420,350 common shares, 5,537,313 Class A common shares, and 12,968,208 Class B non-voting shares outstanding.

Share issuance

During the year ended December 31, 2023:

•
The Company issued 2,727,083 common stock shares for net proceeds of $1,358,113 pursuant to the exercise of 2,727,083 common stock purchase warrants.
•
The Company issued 1,803,992 common stock shares pursuant to 1,723,650 RSUs.
•
The Company issued 150,000 common stock shares for net proceeds of $68,182 pursuant to the exercise of stock options.
•
The Company issued 804,314 common stock shares for net proceeds of $446,564 pursuant to the Employees Stock Purchase plan.

During the year ended December 31, 2022:

•
The Company issued 1,110,510 common shares units for net proceeds of $534,632 pursuant to the exercise of 1,110,510 share purchase warrants.
•
The Company issued 537,954 common shares units pursuant to 537,954 RSUs.
•
The Company issued 83,333 common shares for net proceeds of $20,833 pursuant to the exercise of stock options.
•
The Company issued 460,809 shares for net proceeds of $246,945 pursuant to the Employees Stock Purchase plan.

Share purchase warrants

The following is a summary of share purchase warrants activities during the years ended December 31, 2023 and 2022:

	Number of Share Purchase Warrants		Weighted Average Exercise Price
Outstanding January 1, 2022	17,631,350		$1.05
Issued	4,838,707	-	1.24
Exercised	(1,110,510)	-	0.48
Expired	(1,725,636)	-	0.48
Outstanding December 31, 2022	19,633,911		$1.18
Issued	10,142,874		1.00
Exercised	(2,727,083)	-	0.48
Expired	(4,530,808)		0.99
Outstanding December 31, 2023	22,518,894		$1.35

As of December 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.24	Mar 28, 2024
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	Jun 30, 2030
22,518,894

As of December 31, 2022, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,882,838	USD$1.00	0.32	April 26, 2023
192,500	USD$0.62	0.32	April 26, 2023
2,182,553	USD$0.39	0.34	April 26, 2023
4,838,707	USD$1.24	1.24	Mar 28, 2024
7,537,313	USD$1.50	3.33	April 29, 2026
19,633,911

Share-based payments

The maximum number of Voting Shares issuable pursuant to share-based payment arrangements, including stock options, restricted share units and performance share units, is 9,400,000.

Stock options

The Company grants stock options to directors, officers, employees and consultants as compensation for services, pursuant to its Amended Stock Option Plan (the “Stock Option Plan”). The maximum price shall not be less than the closing price of the Company’s shares on the last trading day preceding the date on which the grant of options is approved by the Board of Directors. Options have a maximum expiry period of ten years from the grant date. Vesting conditions are determined by the Board of Directors in its discretion with certain restrictions in accordance with the Stock Option Plan.

The following is a summary of stock option activities for the years ended December 31, 2023 and 2022:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2022	920,668	$0.25	$0.49
Granted	—	—	—
Exercised	(83,333)	0.25	0.57
Forfeited	(16,667)	0.25	0.57
Outstanding December 31, 2022	820,668	$0.25	$0.48
Granted
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding December 31, 2023	470,668	$0.25	$0.54

As of December 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.48	June 23, 2025
50,000	50,000	$0.62	1.73	September 23, 2025
470,668	470,668

As of December 31, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	$0.47	0.49	June 29, 2023
100,000	100,000	$0.25	0.59	March 8, 2023
100,000	100,000	$0.25	0.11	February 9, 2023
420,668	420,668	$0.25	2.48	June 23, 2025
50,000	50,000	$0.62	2.73	September 23, 2025
820,668	820,668

The Company recognizes share-based payments expense for all stock options granted using the fair value based method of accounting. The fair value of stock options is determined by the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s shares, forfeiture rate, and expected life of the options.

There were no stock options granted during the years ended December 31, 2023 and 2022.

Restricted share units

The Company grants restricted share units (“RSUs”) to directors, officers, employees and consultants as compensation for services, pursuant to its Amended RSU Plan (the “RSU Plan”). One restricted share unit has the same value as a Voting Share. The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of Voting Shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a Voting Share, calculated as the closing price of the Voting Shares on the NEO for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).

On the grant date of RSUs, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the RSUs are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the choice of settlement in shares has no commercial substance, or the Company has a past practice or a stated policy of settling in cash, or generally settles in cash whenever the counterpart asks for cash settlement.

If no such obligation exists, RSUs are accounted for as equity settled share-based payments and are valued using the share price on grant date. Upon settlement:

a)
If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) below.
a)
If the Company elects to settle by issuing shares, the value of RSUs initially recognized in reserves is reclassified to capital, except as noted in (c) below.
b)
If the Company elects the settlement alternative with the higher fair value, As of the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of shares that would otherwise have been issued, or the difference between the fair value of the shares and the amount of cash that would otherwise have been paid, whichever is applicable).

The following is a summary of RSU activities for the years ended December 31, 2023 and 2022:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2022	2,067,500	$1.16
Granted	2,731,180	0.80
Issuance of common stock	(651,336)	0.88
Forfeited	(841,507)	1.24
Outstanding December 31, 2022	3,305,837	$1.14
Granted	4,351,944	0.91
Issuance of common stock	(1,741,152)	0.87
Forfeited	(860,361)	0.88
Outstanding December 31, 2023	5,056,268	$0.98

During the years ended December 31, 2023 and 2022, the Company recognized total share-based payments expense with respect to stock options, RSUs and employees' stock purchase plan of $2,465,039 and $1,386,533, respectively.

The remaining compensation that has not been recognized as of December 31, 2023 and 2022 with regards to RSUs and the weighted average period they will be recognized are $3,188,418 and 2.02 years and $2,308,928 and 1.90 years, respectively. As of December 31, 2022, all compensation expense with respect to stock options has been recognized.

Employee Stock Purchase Plan

In September 2021, the Board adopted the GlobalX 2021 Employee Stock Purchase Plan (“ESPP”). There are 2 offering periods that the employees make contributions to the plan. The first offering period starts from June 16th to November 15 thand the second offering period starts from November 16 th to May 15th of each year. Eligible employees may purchase maximum of $10,000 of the Company's common stock per offering through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or the end of six-month offering periods. An employee's payroll deductions under the ESPP are limited to 15% of the employee's compensation and an employee may not purchase more than $25,000 of stock during any calendar year in which the employee’s option to purchase stock under the ESPP is outstanding at any time.

During 2023 and 2022, the Company issued 804,314 and 460,809 common shares issued under the ESPP, respectively.

As of December 31, 2023 and 2022, total recognized equity-based compensation costs related to ESPP were approximately $80,141 and $43,579, respectively.

ESPP payroll contributions accrued at December 31, 2023 and December 31, 2022 totaled $56,846 and $38,940, respectively, and are included within accrued expenses in the consolidated balance sheets. Employee payroll contributions used to purchase shares under the ESPP will be reclassified to stockholders' equity at the end of the offering period.